Selected Statements of Income Data (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selected Statements of Income Data [Abstract]
Total costs	$ 12,382	$ 9,362	$ 10,713
Less - capitalized software costs	(4,143)	(3,666)	(3,771)
Research and development, net	$ 8,239	$ 5,696	$ 6,942